Expenses for shipping activities and other expenses from operating activities - Voyage Commissions and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Commissions paid	$ (8,193)	$ (4,895)		$ (6,724)
Bunkers	(103,920)	(45,249)		(36,372)
Other voyage related expenses	(29,303)	(11,891)		(16,464)
Total voyage expenses and commissions	$ (141,416)	$ (62,035)	[1]	$ (59,560)	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.